Label	Element	Value
Innovator Growth-100 Power Buffer ETF - November | Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: 4.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.50%
Innovator Growth-100 Power Buffer ETF - November | Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: 483.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Innovator Growth-100 Power Buffer ETF - November | Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: 411.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)
Innovator Growth-100 Power Buffer ETF - November | Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: 560.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.50%)